LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt
Letters of credit outstanding (in millions):

	December 31, 2019			December 31, 2018
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
$400 Million Facility	$—	$—	$—	$—	$—	$—
$300 Million Facility	34.8	—	34.8	33.4	—	33.4
Bilateral Arrangements	45.3	—	45.3	32.0	10.4	42.4
Total	$80.1	$—	$80.1	$65.4	$10.4	$75.8

Schedule of Long-term Debt Instruments
Long-term debt is summarized as follows (in millions):

	December 31,
	2019	2018
5-5/8% Senior Notes due February 1, 2025, net of unamortized debt issuance costs of $7.5 and $8.9 at December 31, 2019 and 2018, respectively	$592.5	$591.1
2017 Credit Agreement – term debt due January 31, 2024 (“Original Term Loan”, as defined below), net of unamortized debt issuance costs of $4.0 and $5.0 at December 31, 2019 and 2018, respectively	383.8	386.4
2017 Credit Agreement – term debt due January 31, 2024 (“2019 Term Loan”, as defined below), net of unamortized debt issuance costs of $2.1 at December 31, 2019	195.6	—
2017 Credit Agreement – revolver	—	237.0
Finance lease obligations	3.7	—
Other	0.1	0.2
Total debt	1,175.7	1,214.7
Less: Current portion of long-term debt	(6.9)	(4.1)
Long-term debt, less current portion	$1,168.8	$1,210.6

Schedule of Maturities of Long-term Debt	Amounts shown are exclusive of minimum lease payments for capital lease obligations (in millions):

2020	$6.1
2021	5.5
2022	5.5
2023	5.5
2024	561.4
Thereafter	601.5
Total Debt	1,185.5
Less: Unamortized debt issuance costs	$(13.5)
Net debt	$1,172.0

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
Based on indicative price quotations from financial institutions multiplied by the amount recorded on the Company’s Consolidated Balance Sheet (“Book Value”), the Company estimates the fair values (“FV”) of its debt set forth below as of December 31, 2019 and 2018, as follows (in millions, except for quotes):

2019	Book Value	Quote	FV
5-5/8% Notes	$600.0	$1.03375	$620
2017 Credit Agreement - Original Term Loan (net of discount)	$387.8	$1.00656	$390
2017 Credit Agreement - 2019 Term Loan (net of discount)	$197.7	$1.00938	$200

2018	Book Value	Quote	FV
5-5/8% Notes	$600.0	$0.93250	$560
2017 Credit Agreement - Original Term Loan (net of discount)	$391.4	$0.96750	$379